Investments in Associates - Summary of Information in Associates of Company and Company's Ownership (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	Sep. 02, 2019	Dec. 31, 2019	Aug. 31, 2019
Payly Solucoes de Pagamentos S.A. [member]
Disclosure of subsidiaries [line items]
Equity percent sold	25.00%
Proceeds from changes in ownership interests in subsidiaries	R$ 11,215
Sinlog Tecnologia em Logstica [member]
Disclosure of subsidiaries [line items]
Cash transferred			R$ 5,000
Rumo [member]
Disclosure of subsidiaries [line items]
Dividend payables		R$ 1,197